RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 7,700,392	$ 8,515,398
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7,700,392	8,515,398
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(8,108,672)	(7,636,069)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(119,566)	(80,775)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(527,846)	798,554
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,509,201	1,056,736
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,509,201	1,056,736
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(103,784)	(28,587)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(119,566)	(80,775)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,285,851	947,374
Repurchase Agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	6,191,191	7,458,662
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	6,191,191	7,458,662
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(8,004,888)	(7,607,482)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (1,813,697)	$ (148,820)